Note 3 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, plant, and equipment, gross	$ 386	$ 179
Less: accumulated depreciation	(104)	(56)
Property and equipment, net	282	123
Office Equipment [Member]
Property, plant, and equipment, gross	143	39
Laboratory Equipment [Member]
Property, plant, and equipment, gross	111	104
Automobiles [Member]
Property, plant, and equipment, gross	23	23
Leasehold Improvements [Member]
Property, plant, and equipment, gross	$ 109	$ 13